Revenue from Contracts with Customers - Summary of Revenues Based on Product Lines (Detail) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Sales of goods	€ 60,275	€ 65,746
Sales of services	7,745	2,065
Total	€ 68,020	€ 67,811